Net income / (loss) per ordinary share - Schedule of Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income / (loss) per ordinary share (in shares)	76,932,640	77,373,534	76,785,939	79,057,239
Effect of dilutive share options and other awards outstanding under share-based compensation programs (in shares)	471,421	0	559,818	460,847
Weighted average number of ordinary shares outstanding for diluted net income / (loss) per ordinary share (in shares)	77,404,061	77,373,534	77,345,757	79,518,086